Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]
8. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Financing Costs	Dry-docking and Special Survey Costs	Total
	_____________	____________	__________
Balance, January 1, 2009	4,604	29,804	34,408
- Additions	150	6,051	6,201
- Amortization	(688)	(7,986)	(8,674)
- Write-off	(58)	(3,217)	(3,275)
- Transfer to asset held for sale	—	(1,141)	(1,141)
	_____________	____________	__________
Balance, December 31, 2009	4,008	23,511	27,519
- Additions	3,256	12,705	15,961
- Amortization	(1,827)	(8,465)	(10,292)
- Write-off	—	(2,321)	(2,321)
	_____________	____________	__________
Balance, December 31, 2010	5,437	25,430	30,867
- Additions	9,233	6,122	15,355
- Amortization	(2,747)	(8,139)	(10,886)
- Write-off	—	(2,695)	(2,695)
	_____________	____________	__________
Balance, December 31, 2011	11,923	20,718	32,641
	~~_____________~~	~~____________~~	~~__________~~

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During 2009, 2010 and 2011, 6 vessels, 12 vessels and 8 vessels, respectively, underwent their special survey.